Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Trading Symbol	PAWS
Entity Registrant Name	PAWS Pet Company, Inc.
Entity Central Index Key	0001346973

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 102,436	$ 1,511,057	$ 171,256
Receivable due from credit card clearing house	50,000	123,134
Prepaid expenses	15,393	119,354
Deferred financing fees	843,957
Total current assets	1,011,786	1,753,545	171,256
Property and equipment, at cost	256,199	168,546	70,590
Less: accumulated depreciation and amortization	(65,933)	(38,587)	(12,859)
Property and equipment, net	190,266	129,959	57,731
Non-current assets
Intangible assets, net			11,600
Security deposits and other	35,313	30,787	19,600
Total non-current assets		30,787	31,200
Total assets	1,237,365	1,914,291	260,187
Current liabilities:
14% convertible debenture		250,000
Accounts payable	145,530	550,216	67,584
Accrued expenses	1,032,326	342,159	21,591
Unearned revenue	207,930	125,603	94,616
Derivative warrant liability	13,309,860
Total current liabilities	14,695,646	1,267,978	183,791
Non-current liabilities:
8% convertible debentures, face amount of $825,000 and $1,000,000, net of debt discount of $632,127 and $695,807 at June 30, 2011 and December 31, 2010, respectively	192,873	304,193
Commitments and contingencies
Stockholders' (deficit) equity:
Preferred stock
Common stock
Additional paid-in capital	8,454,374	6,407,128	2,085,500
Accumulated deficit	(22,105,528)	(6,065,008)	(2,009,104)
Total stockholders' (deficit) equity	(13,651,154)	342,120	76,396
Total liabilities and stockholders' (deficit) equity	1,237,365	1,914,291	260,187
Series A preferred stock
Stockholders' (deficit) equity:
Preferred stock

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Convertible debentures, face amount	$ 825,000	$ 1,000,000
Convertible debentures, debt discount	$ 632,127	$ 695,807
Preferred stock, no par		$ 0	$ 0
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, issued		0	0
Preferred stock, outstanding		0	0
Common stock, no par value	$ 0	$ 0	$ 0
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, issued	44,054,961	34,314,615	26,911,942
Common stock, outstanding	44,054,961	34,314,615	26,911,942
Series A preferred stock
Preferred stock, shares authorized	1,200,000	1,200,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 519,273	$ 252,933	$ 911,759	$ 516,537	$ 1,348,491	$ 628,829
Cost of revenue	566,525	283,016	1,166,453	573,606	1,588,693	890,005
Gross loss	(47,252)	(30,083)	(254,694)	(57,069)	(240,202)	(261,176)
Operating expense:
Sales, general and administrative	889,405	221,582	1,887,870	412,165	3,560,555	959,504
Loss from operations	(936,657)	(251,665)	(2,142,564)	(469,234)	(3,800,757)	(1,220,680)
Other income (expense):
Interest income	2	4	4	179	185	1,973
Interest expense	(77,625)	(5,752)	(486,977)	(6,767)	(255,333)
Loss on extinguishment of debt	(571,122)		(571,122)
Derivative warrant valuation expense, net	(12,839,860)		(12,839,860)
Other income (expense), net	(13,488,605)	(5,748)	(13,897,955)	(6,588)	(255,148)	1,973
Loss before income taxes	(14,425,262)	(257,413)	(16,040,519)	(475,822)	(4,055,905)	(1,218,707)
(Provision) benefit for income taxes
Net loss	$ (14,425,262)	$ (257,413)	$ (16,040,519)	$ (475,822)	$ (4,055,905)	$ (1,218,707)
Net loss per share	$ (0.35)	$ (0.01)	$ (0.4)	$ (0.02)	$ (0.13)	$ (0.05)
Weighted average shares used in calculation of net loss per share	41,175,742	30,548,060	40,397,966	29,114,911	32,365,036	24,770,195

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (16,040,519)	$ (475,822)	$ (4,055,905)	$ (1,218,707)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	27,346	3,923	25,728	9,207
Amortization of debt discount	80,913		94,324
Derivative warrant valuation expense, net	12,839,860
Loss on write down of intangible assets			11,600
Loss on extinguishment of 14% debenture	571,122
Common shares issued in lieu of cash compensation to employees		129,066	129,065
Changes in operating assets and liabilities:
Receivable due from credit card clearing house	73,134		(123,134)
Prepaid expenses	103,961		(119,354)
Security deposits			(11,187)	(19,600)
Security deposits and other	(4,526)	(12,166)
Accounts payable	(404,686)	(55,806)	482,633	67,584
Accrued expenses	355,639	149,689	320,568	21,591
Unearned revenue	82,327	(94,616)	30,987	94,616
Net cash used in operating activities	(1,820,968)	(258,301)	(2,082,243)	(1,045,309)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(87,653)	(13,000)	(97,956)	(61,166)
Net cash used in investing activities	(87,653)	(13,000)	(97,956)	(61,166)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible debentures			1,250,000
Proceeds from issuance of common stock	500,000		2,270,000
Proceeds from issuance of LLC membership units				1,195,500
Proceeds from issuance of debt		750,000
Other				(10,000)
Net cash provided by financing activities	500,000	750,000	3,520,000	1,185,500
Net change in cash and cash equivalents	(1,408,621)	478,699	1,339,801	79,025
Cash and cash equivalents at beginning of period	1,511,057	171,256	171,256	92,231
Cash and cash equivalents at end of period	102,436	649,956	1,511,057	171,256
Cash paid during the year for:
Income taxes	800
Interest expense		1,794	3,947	8,644
Non-cash transactions:
Surrender of LLC membership units for common stock shares			(1,195,000)
Deferred financing fees	843,957
Common shares issued			1,195,000
Conversion of 8% convertible debentures to 1.3 million shares of common stock	525,000
Fair value of warrants to purchase 1,400,000 shares of common stock, issued with the $1,000,000 aggregate face amount, 8% convertible debentures			790,131
Derivative warrant valuation APIC component	470,000
Extinguishment of 14% debenture exchanged for 14% convertible debenture	250,000
Convertible Debt
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount	325,399
Warrant
Adjustments to reconcile net loss to net cash used in operating activities:
Issued for services rendered by non-employees	169,062		885,000
Common Stock
Adjustments to reconcile net loss to net cash used in operating activities:
Issued for services rendered by non-employees		97,431	247,432
Debentures
Non-cash transactions:
Issuance of 14% convertible debenture with warrants	350,000
Derivative Financial Instruments, Liabilities
Non-cash transactions:
Issuance of 14% convertible debenture with warrants	342,632
Services rendered by non-employees in 2010
Non-cash transactions:
Common shares issued	298,824
In lieu of 2011 interest paid in cash | Period Issuance01
Non-cash transactions:
Common shares issued	157,062
In lieu of 2011 interest paid in cash | Period Issuance02
Non-cash transactions:
Common shares issued	$ 73,442

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Conversion of 8% convertible debentures, common stock shares	1,300,000	0
Shares of common stock to be issued upon exercise of warrant			1,400,000
Aggregate face amount, 8% convertible debentures	$ 825,000		$ 1,000,000

CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Total USD ( $)	Common Stock	Additional Paid-In Capital USD ( $)	Accumulated (Deficit) USD ( $)	Cash USD ( $)	Cash Common Stock	Cash Additional Paid-In Capital USD ( $)	Services USD ( $)	Services Common Stock	Services Additional Paid-In Capital USD ( $)
Beginning Balance at Dec. 31, 2008	$ 99,603		$ 890,000	$ (790,397)
Beginning Balance (in shares) at Dec. 31, 2008		23,370,780
Net loss	(1,218,707)			(1,218,706)
Common stock issued (in shares)						3,541,162
Common stock issued					1,195,500		1,195,500
Ending Balance at Dec. 31, 2009	76,396		2,085,500	(2,009,103)
Beginning Balance (in shares) at Dec. 31, 2009		26,911,942
Common shares issued in lieu of cash compensation to employees (in shares)		3,336,408
Common shares issued in lieu of cash compensation to employees	129,065		129,065
Warrants issued for services rendered by non-employees	885,000		885,000
Fair value of warrants to purchase 1,400,000 shares of common stock, issued with $1,000,000 face value amount, 8% convertible debentures	790,131		790,131
Net loss	(4,055,905)			(4,055,905)
Common stock issued (in shares)						5,184,831			2,881,434
Common stock issued					2,270,000		2,270,000	247,432		247,432
Ending Balance at Dec. 31, 2010	$ 342,120		$ 6,407,128	$ (6,065,008)
Ending Balance (in shares) at Dec. 31, 2010		38,314,615

CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
Shares of common stock to be issued upon exercise of warrants	1,400,000
Face value amount, 8% convertible debentures	$ 1,000,000

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies
1. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of The PAWS Pet Company, Inc. (“The PAWS Pet Company, Inc. or Company”), and its wholly owned subsidiary Pet Airways, Inc., have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and the rules and regulations of the Securities and Exchange Commission for interim financial information. In the opinion of the Company’s management, the accompany condensed consolidation financial statements reflect all adjustments, consisting of normal, recurring adjustments, considered necessary for a fair presentation of the results for the interim periods ended June 30, 2011 and 2010. Although management believes that the disclosures in these unaudited condensed consolidated financial statements are adequate to make the information presented not misleading, certain information and footnote disclosures normally included in financial statements that have been prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to the rules and regulations of the Securities Exchange Commission. Financial results for The PAWS Pet Company, Inc. and airlines in general, can be seasonal in nature. In recent years, The PAWS Pet Company, Inc. revenues, as well as its overall financial performance, have been better in its second and third quarters than in its first and fourth quarters. Air travel is also significantly impacted by, but not limited to general economic conditions, the amount of disposable income available to consumers and unemployment levels. The results for the six and three months ended June 30, 2011 are not necessarily indicative of the results to be expected for the year ending December 31, 2011. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and footnotes thereto included in the Annual Report on Form 10-K for the year ended December 31, 2010.

Certain prior period amounts have been reclassified to conform to the current presentation.  These reclassifications had no impact on the consolidated financial position, results of operations and net cash flows from operations.

Going Concern Matters

The accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  The Company does not presently have adequate cash from operations or financing activities to meet its long-term financing needs.  For the periods ended June 30, 2011 and December 31, 2010, the Company had  $102,436 and  $1,511,057, respectively, in cash and cash equivalents to use in executing its business plan.  For the six months ended June 30, 2011, the Company generated  $911,759 in revenues and recorded a net loss of  $(16,040,519) including non-cash charges of  $(12,839,860) in derivative warrant valuation expense from the issuance of a warrant and  $(571,122) in loss on extinguishment of debt.  For the year ended December 31, 2010, the Company generated  $1,348,491 in revenues and recorded a net loss of  $(4,055,905). As a result of these and other factors, the Company’s independent registered accountants have included an explanatory paragraph in their audited consolidated financial statements and footnotes in the Annual Report on Form 10-K for the year ended December 31, 2010 as to the substantial doubt about the Company’s ability to continue as a going concern.  As further described in Footnote 2 “Equity” to the unaudited condensed consolidated financial statements, on June 3, 2011 the Company issued 2,253,470 common shares and a warrant to purchase 20,476,707 common shares at a price of  $1.02 per share to Socius CG II, Ltd. (“Socius”) for cash of  $500,000 and secured an equity line of credit for up to  $5 million subject to the Company meeting certain conditions.  If the Company does not meet the conditions permitting drawdowns against the equity line, it will require up to  $3 million in additional working capital to continue its operations during the next 12 months and to support its long-term growth strategies, so as to enhance its service offerings and benefit from economies of scale. The Company’s working capital requirements and the cash flow provided by future operating activities, if any, will vary greatly from quarter to quarter, depending on the volume of business and competition in the markets it serves. The Company, provided Socius gives its consent, may seek any necessary funding through one or more sources and credit facilities, if available, or through the sale of debt or issuance of additional equity securities. However, there is no assurance that funding of any type would be available to the Company, or that it would be available at rates and on terms and conditions that would be financially acceptable and viable to the Company or Socius in the long term. If the Company is unable to raise any necessary additional financing when needed, the Company may be required to suspend operations, sell assets or enter into a merger or other combination with a third party, any of which could adversely affect the value of its no par value, common stock (“common stock”), or render it worthless. If the Company issues additional debt or equity securities, such securities may enjoy rights, privileges and priorities (including but not limited to coupon rates, conversion rights, rights to fixed or preferential dividends, anti-dilution rights or preference as to the distribution of assets upon a liquidation) superior to those enjoyed by holders of the Company’s common stock, thereby diluting the value of the Company’s common stock.

The Company’s prospects must be considered in light of the risks, expenses and difficulties encountered by companies at an early stage of development, particularly given that the Company has limited financial resources. The Company may not be successful in addressing such risks and difficulties.
Our prospects must be considered in light of the risks, expenses and difficulties encountered by companies at an early stage of development, particularly given that we have limited financial resources. We may not be successful in addressing such risks and difficulties.

Business Overview

The PAWS Pet Company, Inc., through its wholly owned subsidiary, Pet Airways, Inc., is an airline designed specifically for the comfortable and safe transportation of pets by traveling in the main cabin of the aircraft. Pet owners can book their pets on flights online at our website or can book with our agents by phone. Flights can be booked up to three months before the scheduled departure date. Payment for the flights is made with credit card. On the day of the scheduled flight, the pet owner drops off their pets at one of our airport facilities located at the departure airport. We place the pet passengers into a pet-friendly carrier and then board the carrier into the main cabin of the aircraft. Pet passengers fly in the main cabin of our specially-outfitted aircraft rather than, as is the case for a traditional commercial airline, flying in the cargo bay or flying as carry-on baggage placed under a passenger’s seat. The number of pet passengers we can carry per flight can vary based on the size of pet passengers, but generally we can carry around 40 pet passengers per flight. We carry mainly dogs and cats. We can carry pet passengers of all sizes from small dogs and cats weighing less than 15 lbs. to dogs that weigh 180 lbs. and have maximum height from the ground to shoulder of 34 inches. After drop off, pet owners can track flight progress through our website. Throughout the flight, we monitor the air quality and temperature of our aircraft ensuring that the pet passengers are safe and comfortable at all times. We have a pet attendant on each flight that is responsible for monitoring the pet passengers during the flight. Upon arrival at the destination airport, we unload the pet passengers from the plane directly into one of our airport facilities for pick up.

We were incorporated in the State of Illinois on June 6, 2005 as American Antiquities, Inc. (“AAI”). In June 2010, we formed Pet Airways, Inc., a Florida corporation, (“Pet Airways, Inc. (Florida)”) by the conversion of Panther Air Cargo, LLC (“Panther Air”) a limited liability company. Effective the date of the conversion, Panther Air began operating as Pet Airways, Inc. (Florida).

On August 13, 2010, we completed a reverse acquisition transaction through a share exchange with Pet Airways, Inc. (Florida) (the “Acquisition”), whereby AAI acquired 100% of the issued and outstanding capital stock of Pet Airways, Inc. (Florida) in exchange for 25,000,000 shares of AAI common shares, which constituted approximately 73% of our issued and outstanding capital stock on a post-acquisition basis as of and immediately after the consummation of the Acquisition. As a result of the Acquisition, Pet Airways, Inc. (Florida) became a wholly-owned subsidiary of AAI and the controlling stockholders of Pet Airways, Inc. (Florida) became our controlling stockholders. Also, upon completion of the Acquisition, we changed our name from AAI to Pet Airways, Inc. and commenced trading under the ticker symbol “PAWS” on the OTCQB Market Tier (“OTCQB”).  The OTCQB market tier of the OTC market helps investors easily identify companies that are current in their reporting obligations with the Securities and Exchange Commission (the “SEC”). OTCQB securities are quoted on OTC Markets Group's quotation and trading system. On July 27, 2011, we filed Articles of Amendment to our Articles of Incorporation to change our name to The PAWS Pet Company, Inc.

The share exchange transaction with The PAWS Pet Company, Inc. was treated as a reverse acquisition, with Pet Airways, Inc. (Florida) as the acquirer and Pet Airways, Inc. as the acquired party. Unless the context suggests otherwise, when we refer in this report to business and financial information for periods prior to the consummation of the reverse acquisition, we are referring to the business and financial information of Pet Airways, Inc. and its predecessors. For accounting purposes, the acquisition of Pet Airways, Inc. has been treated as a recapitalization with no adjustment to the historical book and tax basis of the companies’ assets and liabilities.

Pet Airways, Inc. suspended flight operations in March 2010 to upgrade its reservation system and raise additional capital.  Pet Airways, Inc. raised additional capital by issuing a series of convertible debentures, shares of common stock and warrants and resumed flight operations in June 2010.

Critical Accounting Policies and Estimates

The preparation of the Company’s unaudited condensed consolidated financial statements requires the Company to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities. The Company based these estimates and assumptions on historical experience and evaluates them on an on-going basis to ensure they remain reasonable under current conditions. Actual results could differ from those estimates. Critical accounting policies and estimates are summarized below.

Revenue Recognition

We recognize revenue when the earning process is completed. In our business, the earning process is complete when the scheduled flight service, or a replacement flight service, purchased by the buyer has been delivered. Revenue from tickets sold prior to schedule flights is initially recorded as unearned revenue, net of any discounts, and is recognized as revenue in the period when the scheduled service has been provided or offered to the buyer as agreed. In the ordinary course of our business, a portion of the tickets sold are sometimes not used by the buyer on the agreed date of the flight. In such cases, for a nominal change fee, we will issue to holders of unused tickets a “voucher” which stated value can be applied toward the purchase of a flight for up to one year. Accordingly, the change fee is earned when the voucher is issued and the stated voucher value remains unearned until recorded as revenue upon the earlier of the vouchers expiration date or delivery of the flight service that it was applied to. Tickets purchased for scheduled flights that are cancelled by the Company may be refunded or applied towards another flight at the buyer's request. Refunds processed are removed from unearned revenue. Any inconvenience cost incurred by the Company for the benefit of the buyer is charged to cost of revenue when incurred. Cancelled scheduled flights requiring refunds or additional costs to accommodate the buyer’s revised travel plans have not been a significant issue since resumption of flights in June 2010. Unearned revenue consists of tickets and vouchers for future scheduled flights that have not been completed or provided as agreed.

Fees charged by the credit card processors for handling the ticket sales are recorded to cost of sales at the time the tickets are sold due to the relatively short period of time between the sale of a ticket and providing the scheduled transportation service.

Derivative Liabilities

We have utilized convertible debentures with warrants to purchase shares of common stock to settle certain liabilities and fund operations resulting in the recording of a derivative liability. Current guidance for valuing and classifying transactions of this type included ASC 470-20 "Debt with Conversion and Other Options".  Accordingly, we have used the Black-Scholes option-pricing model as our method of determining the fair value of the convertible debenture issued with a warrant. The resulting calculation of the beneficial conversion feature (BCF) and warrant equity component are recorded to additional paid in capital (“APIC”) with an offset discount to the principal value of the convertible debenture. We have used the effective yield interest method for amortizing the discount to interest expense over the maturity term of the convertible debenture. We record to interest expense the unamortized discount value associated with a debenture converted in a period.

The Company accounts for certain its Warrants (see Note 2, Equity, Socius CG II, Ltd. Financing) as derivatives under the guidance of ASC 815-10, Accounting for Derivative Instruments and Hedging Activities, and ASC 815-40, Contracts in an Entity’s Own Stock.

Contingent Liabilities

We make estimates of liabilities that arise from various contingencies for which values are not fully known at the date of the accrual or during the periodic financial planning and analysis cycle. These contingencies may include, but are not limited, to accruals for reserves for costs and awards involving legal settlements, cost associated with planned changes in workforce or operating levels, costs associated with reduced flight services from Suburban, the building out of leased premises, vacating leased premises or abandoning leased equipment, and costs involved with the discontinuance of a segment of a business. Events may occur that are resolved over a period of time or on a specific future date. Management makes estimates using the facts available of the probability of the outcomes and range of cost, if measureable, of these occurrences and charges them to expense in the appropriate periods. If the ultimate resolution of any event is different than management’s estimate caused by a change in facts or material operating assumptions, compensating entries to earnings may be required.

Stock Based Compensation

The Company applies ASC 718-10 Stock Compensation and ASC 505-50 Equity Based Payments to Non-Employees in accounting for stock options issued to employees and non-employees, respectively. For stock options and warrants issued to non-employees, the Company applies the same standard, which requires the recognition of compensation cost based upon the fair value of stock options and warrant at the grant date using the Black-Scholes option pricing model. Our determination of fair value of share-based payment awards on the date of grant using the option-pricing model is affected by our equity price as well as assumptions regarding our expected equity price volatility over the term of the awards, the selection of a risk free interest rate, the ultimate disposition of the award and the impact of the award on earnings per share. For example, in calculating the expected equity price volatility, we may consider using our historical experience only, our experience plus that of a publicly trade index volatility experience, or a blended volatility experience for public peer companies. We also evaluate carefully the expected life term of an award though the vesting of awards to date have been immediate. Finally, we attempt to use a risk free rate that is widely quoted and pertinent across a broad range of transactions.

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments and other short-term investments with maturity of three months or less, when purchased, to be cash equivalents.  The Company maintains cash and cash equivalent balances at a financial institution that is insured by the Federal Deposit Insurance Corporation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Reservation System Development Costs

The Company accounts for reservation system (“website”) development costs in accordance with Accounting Standards Codification (“ASC”) 350-50 “Website Development Costs.” All costs incurred in the planning stage are expensed as incurred. Costs incurred in the website application and infrastructure development stage are accounted for in accordance with ASC 350-50, which requires the capitalization of certain costs that meet specific criteria. Costs incurred in the day to day operation of the website are expensed as incurred.

Fair Value Measurements

The Company has adopted a single definition of fair value, a framework for measuring fair value, and expanded disclosures concerning fair value. In this valuation, the exchange price is the price in an orderly transaction between market participants to sell an asset or transfer a liability at the measurement date and fair value is a market-based measurement and not an entity-specific measurement.

The Company utilizes the following hierarchy in fair value measurements:

•	Level 1 – Inputs use quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

•
Level 2 – Inputs use other inputs that are observable, either directly or indirectly. These inputs include quoted prices for similar assets and liabilities in active markets as well as other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

•	Level 3 – Inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset or liability.

Depreciation, amortization and capitalization

The Company records depreciation and amortization, when appropriate, using the straight-line method over the estimated useful life of the assets (three to five years).  Expenditures for maintenance and repairs are charged to expense as incurred.  Additions, major renewals and replacements that increase the property's useful life are capitalized.  Property sold or retired, together with the related accumulated depreciation is removed from the appropriate accounts and the resultant gain or loss is included in operating income or loss.

Long-lived assets

The Company periodically evaluates whether events and circumstances have occurred that may warrant revision of the estimated useful life of its trademark costs.  If and when such factors, events or circumstances indicate possible impairment to its trademark costs, the Company would make an estimate of undiscounted cash flows over the remaining lives of the respective assets in measuring recoverability from future operations.  The Company incurred no impairment losses during the periods presented.

Income Taxes

The Company follows FASB Accounting Standards Codification No 740, Income Taxes. Deferred tax assets or liabilities are recorded to reflect the future tax consequences of temporary differences between the financial reporting basis of assets and liabilities and their tax basis at each year-end. These amounts are adjusted, as appropriate, to reflect enacted changes in tax rates expected to be in effect when the temporary differences reverse.

The Company records deferred tax assets and liabilities based on the differences between the financial statement and tax bases of assets and liabilities and on operating loss carry forwards using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Recent Accounting Pronouncements

In January 2010, the FASB issued ASC Update No. 2010-06, Improving Disclosure about Fair Value Measurements (ASU 2010-06).  ASU 2010-06 requires additional disclosures regarding fair value measurements, amends disclosures about post-retirement benefit plan assets and provides clarification regarding the level of disaggregation of fair value disclosures by investment class.  ASU 2010-06 is effective for interim and annual reporting periods beginning after December 15, 2009, except for certain Level 3 activity disclosure requirements that will be effective for reporting periods beginning after December 15, 2010.  The adoption of this standard did not have an impact on our consolidated financial position or results of operations.

In December 2010, the FASB issued ASC Update No. 2010-29, Business Combination (ASU 2010-29). ASU 2010-29 specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. ASU 2010-29 also expand the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. ASU 2010-29 clarify the acquisition date that should be used for reporting the pro forma financial information disclosures in Topic 805 when comparative financial statements are presented. ASU 2010-29 also improve the usefulness of the pro forma revenue and earnings disclosures by requiring a description of the nature and amount of material, nonrecurring pro forma adjustments that are directly attributable to the business combination(s). ASU 2010-29 is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted. The adoption of this standard will not have a material impact on our consolidated financial position or results of operations.

In May 2011, the FASB issued ASC Update No. 2011-04, Fair Value Measurement (ASU 2011-04). ASU 2011-04 will result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, the Board does not intend for ASU No. 2011-04 to result in a change in the application of the requirements in Topic 820. Some of ASU 2011-04 clarifies the Board’s intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. ASU 2011-04 is to be applied prospectively. For public entities, ASU 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted. The adoption of this standard will not have a material impact on our consolidated financial position or results of operations.

In June 2011, the FASB issued ASC Update No. 2011-05, Comprehensive Income (ASU 2011-05). ASU 2011-05 provides that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statement of net income. The statement of other comprehensive income should immediately follow the statement of net income and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. Regardless of whether an entity chooses to present comprehensive income in a single continuous statement or in two separate but consecutive statements, the entity is required to present on the principal of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. ASU 2011-05 should be applied retrospectively. For public entities, ASU 2011-05 is effective for fiscal years, and interim periods within those years beginning after December 15, 2011. Early adoption is permitted, because compliance with ASU 2011-05 is already permitted. ASU 2011-05 does not require any transition disclosures. The adoption of this standard will not have a material impact on our consolidated financial position or results of operations.

Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying condensed consolidated financial statements.

2.  Summary of Significant Accounting Policies

Fiscal Year

The Company’s fiscal year is the twelve month period ending on December 31.

Principles of Consolidation

The consolidated financial statements presented above include the accounts of Pet Airways, Inc. and its subsidiary.  All significant inter-company balances and transactions have been eliminated.

Use of Estimates

The preparation of consolidated financial statements and related footnote disclosures in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities. The Company evaluates, on an on-going basis, its estimates and judgments, including those related to revenue recognition, bad debts, impairment of goodwill and intangible assets, income taxes, contingencies and litigation. Its estimates are based on historical experience and assumptions that we believe to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity or remaining maturity of three months or less at the date of purchase to be classified as cash and cash equivalents consisting of checking and money market accounts.  Cash and cash equivalents are stated at cost, which approximates market value, and are primarily maintained at two financial institutions.

Advertising Costs

Advertising and marketing costs of  $84,403 and  $2,134 were expensed as incurred in each of the years ended December 31, 2010 and 2009, respectively.

Other Receivables

Other receivables are carried at cost. They consist of amounts due from credit card companies associated with the sales of tickets for future travel.

Property and equipment

Property and equipment are stated at cost.  Depreciation of computer equipment and software is computed using the straight line method over the estimated useful lives of the assets.  Estimated useful lives of three to five years are used for computer equipment and software.  The Company constructed a number of airport based facilities during 2010 and 2009 and recorded the cost as leasehold improvements as a part of the build out of these spaces.  These leasehold improvements are recorded at cost and are being amortized over the shorter of the estimated useful lives of three years or the accompanying lease term. Property and equipment sold, retired or disposed of, together with related accumulated depreciation is removed from the appropriate accounts and the resultant gain or loss is included in income or loss.  The interest expense amount subject to capitalization during the construction period of the airport facilities was immaterial as of December 31, 2010 and 2009.

Long-lived assets

The Company reviews long-lived assets for impairment when circumstances indicate the carrying amount of an asset may not be recoverable based on the undiscounted future cash flows of the asset. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset, and its eventual disposition. Measurement of an impairment loss for intangible and long-lived assets that management expects to hold and use is based on the fair value of the asset as estimated using a discounted cash flow model. No long-lived assets were impaired as of December 31, 2010 and 2009.

Concentrations

Payment collected is invested in money market and interest earning deposit accounts at a FDIC insured financial institution at times at levels that may exceed the  $250,000 insurance limit afford each account holder.  We have contracted with Suburban Air Freight, Inc. (“Suburban Air”), an air freight operator based in Omaha, Nebraska, to provide Beech 1900 aircraft for all our flights. As the Company collects payment by major credit cards from customers before or concurrent with their pet travel or services, the Company has no credit concentration risk.

Revenue Recognition

The Company recognizes revenue when it is earned. Tickets sold are initially deferred and pet passengers’ revenue is recognized when the transportation is provided. Tickets sold but not used on the date of the flight can typically be re-used towards another flight for up to one year from the initial flight date. Tickets issues for flights that are cancelled can be refunded or can be used towards another flight. Unearned revenue is made up of tickets purchased for future flights and processed credit card transactions for ticket for future flights that have not taken place for the years ended December 31, 2010 and 2009.

Income Taxes

The Company accounts for income taxes using the asset and liability approach in accordance with ASC 740, “Accounting for Income Taxes”.  The asset and liability approach requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities.  The effect on deferred taxes of a change in tax rates is recognized in operations in the period that includes the enactment date.  Due to recurring net operating losses, there has been no provision for income taxes in the periods presented. In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB ASC 740-10-25 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740-10-25 also provides guidance on recognition, classification, treatment of interest and penalties, and disclosure of such positions. Effective January 1, 2009, the Company adopted the provisions of ASC 740-10-25, as required. As a result of implementing ASC 740-10-25, there has been no adjustment to the Company’s consolidated financial statements and the adoption of ASC 740-10-25 did not have a material effect on the Company’s consolidated financial statements for the years ended December 31, 2010 and 2009.

Computation of Earnings per Share

In accordance with FASB ASC 260, “Earnings per Share”, the basic loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding.  Diluted loss per common share is computed in a manner similar to basic loss per common share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. At December 31, 2010 and 2009, the Company stock equivalents were anti-dilutive and excluded in the diluted loss per share computation.

Equity Based Award Compensation

The Company accounts for equity-based compensation under the provisions of ASC 718-10 and ASC 505-50 “Stock Compensation and Equity Based Payments to Non-Employees”. ASC 718 requires companies to estimate the fair value of share-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in our Statement of Operations.

The Company uses the Black-Scholes option-pricing model as its method of valuation for share-based awards.  Our determination of fair value of share-based payment awards on the date of grant using an option-pricing model is affected by our stock price as well as assumptions regarding a number of highly complex and subjective variables. These variables include, but are not limited to our expected stock price volatility over the term of the awards, and certain other market variables such as the risk free interest rate. Equity-based compensation expense for awards to employees and non-employees recognized was  $1,261,497 and  $0 for the years ended December 31, 2010 and 2009, respectively.

Comprehensive Loss

The Company had no items of other comprehensive income or expense for the years ended December 31, 2010 and 2009, respectively.  Accordingly, the Company’s comprehensive loss and net loss are the same for all periods presented.

Segment Information

ASC 280, “Disclosures about Segments of an Enterprise and Related Information”, establishes standards for reporting information regarding operating segments in annual consolidated financial statements and requires selected information for those segments to be presented in interim financial reports issued to stockholders. It also establishes standards for related disclosures about products and services and geographic areas. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. The Company operates in a single segment, internally reports the results of operations for that segment and the information disclosed herein materially represents all of the financial information related to the single operating segment.

Reclassification

The Company has made certain reclassifications to conform to prior periods’ data to the current presentation. These reclassifications had no effect on reported losses, operating ratios or ROI measurements.

Reverse Acquisition Accounting

On August 13, 2010, the Company completed a reverse acquisition transaction through a share exchange with Pet Airways, Inc. (Florida) (the “Acquisition”), whereby the Company acquired 100% of the issued and outstanding capital stock of Pet Airways, Inc. (Florida) in exchange for 25,000,000 shares of the Company’s common shares, which constituted approximately 73% of the Company’s issued and outstanding capital stock on a post-acquisition basis as of and immediately after the consummation of the Acquisition.

The share exchange transaction with the Company was treated as a reverse acquisition, with Pet Airways, Inc. (Florida) as the acquirer and the Company as the acquired party. Unless the context suggests otherwise, when the Company refer in this report to business and financial information for periods prior to the consummation of the reverse acquisition, the Company is referring to the business and financial information of Pet Airways, Inc. and its predecessors. Under GAAP guidance ASC 805-40, “Business Combinations – Reverse Acquisitions”, the Acquisition has been treated as a reverse acquisition with no adjustment to the historical book and tax basis of the companies’ assets and liabilities.

Accordingly, the effect of the Acquisition on the stockholders’ equity opening balances for common shares and additional paid-in capital has been retroactively adjusted as shown below:

	Year Ended December 31, 2009 and 2008
	Common Stock No Par Value Shares	Additional Paid-In Capital
Balance, December 31, 2008, pre-reverse acquisition	7,890,000	$890,000
Share exchange adjustment	15,480,780	-
Balance, December 31, 2008, post-reverse acquisition	23,370,780	$890,000

Balance, December 31, 2009, pre-reverse acquisition	9,085,500	$2,085,500
Share exchange adjustment	14,285,280	-
Common stock sales, post-reverse acquisition	3,541,162	1,195,500
Balance, December 31, 2009, post-reverse acquisition	26,911,942	$2,058,588

The effect of the Acquisition on the calculation net loss per share for the year ended December 31, 2010 was not material.

Fair Value Measurement

The Company adopted the provisions of ASC 820 “Fair Value Measurements and Disclosures” on January 1, 2009, the beginning of our 2009 fiscal year. ASC 820 clarifies the principle that fair value should be based on the assumptions market participants would use when pricing an asset or liability and establishes a fair value hierarchy that prioritizes the information used to develop those assumptions. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy. As originally issued, it was effective for fiscal years beginning after November 15, 2007, with early adoption permitted. It does not require any new fair value measurements. It only applies to accounting pronouncements that already require or permit fair value measures, except for standards that relate to share-based payments.

On February 12, 2008, the FASB allowed deferral of the effective date of ASC 820 for one year, as it relates to nonfinancial assets and liabilities. Accordingly, our adoption related only to financial assets and liabilities. Upon adoption ASC 820, there was no cumulative effect adjustment to beginning retained earnings and no impact on the consolidated financial statements as of December 31, 2010 and 2009, respectively.

Valuation techniques considered under ASC 820 techniques are based on observable and unobservable inputs. The ASC classifies these inputs into the following hierarchy:

Level 1 inputs are observable inputs and use quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date and are deemed to be most reliable measure of fair value.

Level 2 inputs are observable inputs and reflect assumptions that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Level 2 inputs includes 1) quoted prices for similar assets or liabilities in active markets, 2) quoted prices for identical or similar assets or liabilities in markets that are not active, 3) observable inputs such as interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, credits risks, default rates, and 4) market-corroborated inputs.

Level 3 inputs are unobservable inputs and reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available under the circumstances.

In October 2008, the FASB clarified the application of ASC 820 in determining the fair value of a financial asset when the market for that financial asset is not active.

The Company adopted the provisions of ASC 825, “The Fair Value Option for Financial Assets and Liabilities”, on January 1, 2009, the beginning of our 2009 fiscal year. ASC 825 permits us to choose to measure certain financial assets and liabilities at fair value that are not currently required to be measured at fair value (the “Fair Value Option”). Election of the Fair Value Option is made on an instrument-by-instrument basis and is irrevocable. At the adoption date, unrealized gains and losses on financial assets and liabilities for which the Fair Value Option has been elected are reported as a cumulative adjustment to beginning retained earnings.

Our current and non-current debentures payable obligations are valued using Level 3 inputs. The fair values of the obligations exceed their carrying cost and are fairly presented throughout our consolidated financial statements at December 31, 2010.

Accounting Standards Codification

In September 2009, FASB issued ASC 105, formerly FASB Statement No. 168, the FASB Accounting Standards Codification (“Codification”) and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”), a replacement of FASB Statement No. 162 (“SFAS 168”). SFAS 168 establishes the Codification as the single source of authoritative GAAP in the United States, other than rules and interpretive releases issued by the SEC. The Codification is a reorganization of current GAAP into a topical format that eliminates the current GAAP hierarchy and establishes instead two levels of guidance authoritative and non-authoritative. All non-grandfathered, non-SEC accounting literature that is not included in the Codification will become non-authoritative. The FASB’s primary goal in developing the Codification is to simplify user access to all authoritative GAAP by providing all the authoritative literature related to a particular accounting topic in one place. The Codification was effective for interim and annual periods ending after September 15, 2009. As the Codification was not intended to change or alter existing GAAP, it did not have a material impact on the Company’s consolidated financial statements.

Recent Accounting Pronouncements

In February 2010, the FASB issued FASB ASU 2010-09, Subsequent Events, and Amendments to Certain Recognition and Disclosure Requirements, which clarifies certain existing evaluation and disclosure requirements in ASC 855 related to subsequent events. FASB ASU 2010-09 requires SEC filers to evaluate subsequent events through the date in which the consolidated financial statements are issued and is effectively immediately. The new guidance does not have an effect on its consolidated results of operations and financial condition.

In January 2010, the FASB issued FASB ASU 2010-06, “ Improving Disclosures about Fair Value Measurements ”, which clarifies certain existing disclosure requirements in ASC 820 as well as requires disclosures related to significant transfers between each level and additional information about Level 3 activity. FASB ASU 2010-06 begins phasing in the first fiscal period after December 15, 2009. The Company did not make nor anticipates a significant transfer between each level as of December 31. 2010.  As such, the Company does not believe this ASU will have any material impact on its consolidated financial position, results of operations or cash flows.

In January 2010, the FASB issued Update No. 2010-05 “Compensation—Stock Compensation—Escrowed Share Arrangements and Presumption of Compensation” (“2010-05”). 2010-05 re-asserts that the Staff of the Securities Exchange Commission (the “SEC Staff”) has stated the presumption that for certain stockholders escrowed share represent a compensatory arrangement. 2010-05 further clarifies the criteria required to be met to establish a position different from the SEC Staff’s position. The Company does not have any escrowed shares held at this time. The adoption of this update by the Company did not have any material impact on its consolidated financial position, results of operations or cash flows.

In January 2010, the FASB issued Update No. 2010-04 “Accounting for Various Topics—Technical Corrections to SEC Paragraphs” (“2010-04”). 2010-04 represents technical corrections to SEC paragraphs within various sections of the Codification. Management is currently evaluating whether these changes will have any material impact on its consolidated financial position, results of operations or cash flows.

In January 2010, the FASB issued Update No. 2010-02 “Accounting and Reporting for Decreases in Ownership of a Subsidiary—a Scope Clarification” (“2010-02”) an update of ASC 810 “Consolidation.” 2010-02 clarifies the scope of ASC 810 with respect to decreases in ownership in a subsidiary to those of a: subsidiary or group of assets that are a business or nonprofit, a subsidiary that is transferred to an equity method investee or joint venture, and an exchange of a group of assets that constitutes a business or nonprofit activity to a non-controlling interest including an equity method investee or a joint venture. Management does not expect adoption of this update to have any material impact on its consolidated financial position, results of operations or operating cash flows. Management does not intend to decrease its ownership in its wholly-owned subsidiary.

In January 2010, the FASB issued Update No. 2010-01 “Accounting for Distributions to Stockholders with Components of Stock and Cash—a consensus of the FASB Emerging Issues Task Force” (“2010-03”) an update of ASC 505 “Equity.” 2010-03 clarifies the treatment of stock distributions as dividends to stockholders and their effect on the computation of earnings per shares. The Company has not and does not intend to declare dividends for preferred or common stock holders. Management does not expect adoption of this update to have any material impact on its reportable earnings per share and consolidated financial position.

Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying consolidated financial statements.

Equity (Capital)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Equity (Capital)
2. Equity

Preferred Stock Authorized

On May 27, 2011, the Company filed an amended and restated Certificate of Designations of Preferences, Rights and Limitations of Series A Preferred Stock (the “Certificate of Designations”) with the Secretary of State of the State of Illinois. A summary of the Certificate of Designations is set forth below:

Ranking and Voting. The Preferred Stock ranks, with respect to rights upon liquidation, winding-up or dissolution, (i) senior to the Common Stock, and any other classes of stock or series of preferred stock of the Company other than a class or series of preferred stock intended to be listed for trading and (ii) junior to and all existing and future indebtedness of the Company.

No right of Conversion. The Preferred Stock is not convertible into Common Stock.

Dividends and Other Distributions. Commencing on the date of issuance of any such shares of Preferred Stock, holders of Preferred Stock shall be entitled to receive dividends on each outstanding share of Preferred Stock, which shall accrue at a rate equal to 10% per annum from the date of issuance. Accrued dividends shall be payable upon redemption of the Preferred Stock. So long as any shares of Preferred Stock are outstanding, no dividends or other distributions may be paid, declared or set apart with respect to any junior securities other than dividends or other distributions payable on the Common Stock solely in the form of additional shares of Common Stock. After payment of dividends at the annual rates set forth above, any additional dividends declared shall be distributed ratably among all holders of Preferred Stock and Common Stock in proportion to the number of shares of Common Stock that would be held by each such holder of Preferred Stock as if the Preferred Stock were converted into Common Stock by taking the Series A Liquidation Value (as defined below) divided by the market price of one share of Common Stock on the date of distribution.

Liquidation. Upon any liquidation, dissolution or winding up of the Company after payment or provision for payment of debts and other liabilities of the Company and any liquidation preferences to the senior securities, before any distribution or payment is made to the holders of any junior securities, the holders of Preferred Stock shall first be entitled to be paid out of the assets of the Company available for distribution to its stockholders an amount with respect to the Series A Liquidation Value, after which any remaining assets of the Company shall be distributed ratably among the holders of the Preferred Stock and the holders of junior securities, as if the Preferred Stock were converted into Common Stock by taking the Series A Liquidation Value divided by the market price of one share of Common Stock on the date of distribution.

Redemption. The Company may redeem, for cash or by an offset against any outstanding note payable from Socius to the Company that was issued by Socius, any or all of the Preferred Stock at any time at a redemption price per share equal to  $10,000 per share of Preferred Stock, plus any accrued but unpaid dividends with respect to such share of Preferred Stock (the “Series A Liquidation Value”).

During the three months ended June 30, 2011, the Company issued 197,484 shares of its common stock for services rendered by non-employees, 104,708 shares of its common stock in lieu of interest payable in cash or stock, 1,300,000 shares of its common stock from the conversion of  $525,000 face amount of unsecured, 8% convertible debentures and warrants for the aggregate purchase of 116,575 shares of common stock for services rendered by non-employees.

Socius CG II, Ltd. Financing

On June 3, 2011, the Company entered into a securities purchase agreement with Socius CG II, Ltd. (“Socius”), pursuant to which we secured  $500,000 of immediate funding through the issuance and sale of 2,253,470 shares of common stock and a warrant to purchase up to 20,476,707 shares of common stock at an initial exercise price of  $1.02 (subject to anti-dilution adjustment).  In addition, Socius agreed to purchase up to an additional  $5 million in non-convertible Series A Preferred Stock (“Preferred Stock”) from the Company over the next two years, subject to the Company meeting certain conditions.

Subject to the terms and conditions of the securities purchase agreement, beginning 75 days after the closing of the initial purchase, at the Company’s sole discretion, the Company may submit to Socius a tranche notice to purchase a certain dollar amount of the Company’s Preferred Stock at  $10,000 per share. The maximum amount that may be funded under any tranche cannot exceed 20% of the cumulative trading volume of the common stock for the 10 trading day-period prior to the applicable tranche notice date.

In connection with the securities purchase agreement, the Company agreed to issue on the 75 day anniversary of the initial purchase by Socius, 1,126,735 shares of common stock to Socius as consideration for executing the securities purchase agreement. The fair value of the consideration was estimated at  $788,708 using the June 3, 2011 common stock closing price of  $0.70 per share and was recorded as accrued expense and realized as financing cost charged to additional paid in capital (“APIC”).

In addition, with the closing of the Socius financing, the Company approved the issuance of an aggregate of 1,800,000 shares of common stock as contingent consideration valued at  $1,260,000 using the June 3, 2011 common stock closing price of  $0.70 per share to two non-employee consultants. The share issuance was recorded as APIC and as financing cost charged to APIC.

In connection with the issuance of the warrant to purchase up to 20,476,707 shares of common stock at an initial exercise price of  $1.02 (subject to anti-dilution adjustment), using the Black-Scholes option-pricing model that valued the warrants at  $0.70 and  $0.65 per share at June 3 and June 30, 2011 respectively, the Company recorded a charge to operations of  $12,839,860 and to additional paid in capital of  $470,000.  The value of the derivative warrant liability is  $13,309,860 at June 30, 2011.  In connection with this transaction the Company recorded deferred financing fees of  $843,957.

Common Stock Issued

In January 2011, the Company issued an aggregate of 188,939 shares of common stock valued, using the closing stock price, at  $288,143 as compensation for services rendered by non-employees and 1,300,000 shares of common stock pursuant to the conversion of aggregate  $525,000 principal amount of the 8% convertible debentures.

On February 14, 2011, the Company elected to issue 104,708 shares of common stock valued, using the closing stock price, at  $157,062 in lieu of cash to satisfy the interest payable at January 1, 2011 to the convertible debentures holders.

On February 15, 2011, the Company issued 8,545 shares of common stock valued, using the Black Scholes pricing option model, of  $10,681 as compensation for services rendered by non-employees.

On June 3, 2011, the Company issued 2,253,470 shares of common stock to Socius for cash consideration of  $500,000 and 1,800,000 shares of common stock valued, using the closing stock price, at  $1,260,000 for financing fees paid to non-employees.

On June 6, 2011, the Company elected to issue 40,884 shares of common stock valued, using the closing stock price, at  $44,973 in lieu of cash to satisfy the interest payable at April 1, 2011 to the convertible debentures holders.

On June 30, 2011, the Company elected to issue 43,800 shares of common stock valued, using the closing stock price, at  $28,469 in lieu of cash to satisfy the interest payable at July 1, 2011.

Warrants

On January 4, 2011, the Company issued a warrant with an exercise price of  $1.00 for the purchase of 100,000 shares of common stock valued at  $1.50 per share using the Black-Scholes option-pricing model, or  $150,000, as settlement of services rendered by non-employee in 2010.

On February 4, 2011, the Company issued a warrant with an exercise price of  $1.00 purchase of 16,575 shares of common stock valued at  $1.15 per share using the Black-Scholes option-pricing model, or  $19,061, as settlement of services rendered by non-employee in 2010.

The aggregate intrinsic value of the warrants for purchase of common stock related to Socius, non-employees and the convertible debentures outstanding of 23,168,282 and 1,700,000 shares is  $981,250 and  $850,000 at June 30, 2011 and December 31, 2010, respectively.

Stock Incentive Plan

In 2010, we adopted our Stock Incentive Plan (the "Plan"). Under the Plan, at June 30, 2011 we had 4,000,000 shares approved and reserved and at December 31, 2010 we had 4,000,000 shares reserved for the issuance of stock options to employees, officers, directors and outside advisors. Under the Plan, the options may be granted to purchase shares of our common stock at fair market value at the date of grant.

We have not issued any options under the Stock Incentive Plan as of June 30, 2011. (See footnote 6 “Subsequent Events”).

4.  Capital

Common Stock

The Company is authorized to issue up to 100,000,000 shares of common stock, no par value. There were 38,314,615 and 26,911,942 shares of common outstanding as of December 31, 2010 and 2009, respectively. Holders of the common stock are entitled to one vote per share on all matters to be voted upon by the stockholders. Holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors out of funds legally available therefore. Upon the liquidation, dissolution, or winding up of our Company, the holders of common stock are entitled to share ratably in all of our assets which are legally available for distribution after payment of all debts and other liabilities and liquidation preference of any outstanding common stock. Holders of common stock have no preemptive, subscription, redemption or conversion rights. The outstanding shares of common stock are validly issued, fully paid and non-assessable.

During the year ended December 31, 2010, the Company issued an aggregate of 3,766,434 shares of common stock and warrants exercisable into common stock to consultants for services valued at  $1,132,432.

During the year ended December 31, 2010, the Company issued an aggregate of 3,336,408 shares of common stock to employees for services valued at  $129,065.

In 2009, the Company did not issue shares of common stock to employees or consultants for services.

Pursuant to the terms of the 8% and 14% convertible debentures (“debentures”), the Company has elected to issue shares of common stock to satisfy the accrued interest due to the debenture holders on January 1, 2011.  The accrued interest at December 31, 2010 is convertible into 104,708 common stock shares at conversion rates ranging from  $0.40 to  $0.50 per share.  The Company’s closing stock price was  $1.50 on December 31, 2010. The resulting  $157,062 common stock share value has been recognized as interest expense and accrued interest at December 31, 2010. (See Note 7 - Debt Obligations).

There were no stock warrants or stock options exercised for the years ended December 31, 2010 and 2009.

Preferred Stock

The Company is authorized to issue up to 10,000,000 shares of preferred stock, no par value. The 10,000,000 shares of preferred stock authorized are undesignated as to preferences, privileges and restrictions. As the shares are issued, the Board of Directors must establish a “series” of the shares to be issued and designate the preferences, privileges and restrictions applicable to that series. As of December 31, 2010 and 2009, there were no shares of any series of preferred stock outstanding.

Debt Obligations	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Debt Obligations
3. Debt Obligations

Current 14% Debenture

Extinguishment of 14% Debenture

In June 2010, Pet Airways, Inc. (Florida) issued a  $250,000 principal amount unsecured debenture, with an interest rate of 14% per annum and a maturity date of June 18, 2011 (“14% debenture”). Interest on the 14% debenture is payable quarterly starting January 1, 2011. At the Company’s option, interest due may be settled in cash or shares of Company common stock.

On June 3, 2011, The PAWS Pet Company, Inc. (Illinois) extinguished the  $250,000 principal amount 14% debenture in exchange for a  $350,000 principal amount convertible debenture with a coupon interest rate of 14% per annum, a conversion price of  $0.50 per share of common stock and a maturity date of August 14, 2013 (“14% convertible debenture”) and a detached warrant for the purchase of 875,000 shares of common stock at an exercise price of  $0.50 per share with an expiration date of June 3, 2016. The extinguishment of the  $250,000 principal amount 14% debenture resulted in a total loss on the extinguishment of debt of  $571,122 including  $10,128 of accrued interest payable.

The 14% convertible debenture and detached warrant issued above is subject to derivative liability accounting. Using the Black-Scholes option pricing model, a fair value of the debenture’s beneficial conversion feature and warrant component derivative was determined to be  $342,632 and has been recorded as APIC and debt discount. Using the Black-Scholes option pricing model, a fair value of the detached warrant was determined to be  $481,250 and has been recorded as APIC and element of the total loss on the extinguishment of debt.

Convertible Debentures

In August 2010, in a series of transactions, the Company issued five unsecured, convertible debentures, with an aggregate principal balance of  $500,000, with interest rates of 8% per annum and a maturity date of August 2013. The debentures are convertible into shares of the Company’s stock at a conversion price of  $0.50 per share. Also, in August 2010, the Company issued an unsecured, convertible debenture in the principal amount of  $500,000 with an interest rate of 8% and a maturity date of August 2013. The debenture is convertible into shares of the Company’s stock at a conversion price of  $0.40 per share. Interest on the above debentures is payable quarterly. At the Company’s option, interest due may be settled in cash or shares of Company common stock.

In January 2011, the debenture holders of aggregate  $525,000 principal amount of 8% convertible debentures elected to convert their debentures into 1,300,000 shares of common stock.

At June 30, 2011, an aggregate of  $475,000 and  $350,000 principal amount 8% and 14% convertible debentures, respectively, were outstanding.

At June 30, 2011 and December 31, 2010, the aggregate  $825,000 and  $1,000,000 convertible debentures if-converted shares of common stock issuable at conversion rates ranging from  $0.40 to  $0.50 per share resulted in 1,825,000 and 2,250,000 shares and have a fair market value of  $1,186,250 and  $3,375,000 using the common stock closing prices of  $0.65 and  $1.50 per share, that exceeds the aggregate principal amount of the convertible debentures by  $361,250 and  $2,375,000, respectively.

Debt Discount

On January 17, 2011, the Company amortized to interest expense  $325,399 of the debt discount related to the conversion of aggregate  $525,000 principal amount unsecured 8% convertible debentures into 1,300,000 shares of common stock.

On June 3, 2011, the Company issued a 14% convertible debenture and detached warrant that was subject to derivative liability accounting. Using the Black-Scholes option pricing model, a fair value of the debenture’s beneficial conversion feature and warrant component derivative was determined to be  $342,632 and has been recorded as debt discount and APIC.

For period ended June 30, 2011, the Company amortized to interest expense using the effective interest method  $68,460 and  $12,453 or  $80,913 of the debt discount related to the outstanding  $475,000 principal amount and  $350,000 principal amount convertible debentures, respectively.

At June 30, 2011 and December 31, 2010, the aggregate unamortized debt discount was  $632,127 and  $695,807, respectively. The unamortized debt discount at June 30, 2011 is being amortized to interest expense using the effective interest method through the earlier of the conversion date or the maturity dates of the convertible debentures. The total effective interest rate on the liability component was 14 percent for the period ended June 30, 2011.

The following table summarizes the principal, unamortized debt discount and equity components of our convertible debentures derivative liability net carrying amount:

	June 30, 2011	December 31, 2010
Principal amount 8% convertible debenture	$475,000	$1,000,000
Principal amount 14% convertible debenture	350,000	-
Unamortized debt discount	(632,127)	(695,807)
Net carrying amount	$192,873	$304,193

Equity component (recognized in Additional paid-in capital)	$1,614,013	$790,131

7.   Debt Obligations

Current 14% Convertible Debenture

In June 2010, the Company issued a  $250,000 face amount unsecured, convertible debenture, with an interest rate of 14% per annum and a maturity date of June 18, 2011. The debenture is convertible into shares of the Company’s stock at conversion prices of  $0.40 per share.  Interest on the above debentures is payable quarterly starting January 1, 2011. At the Company’s option, interest due may be settled in cash or shares of Company common stock.

Non-current 8% Convertible Debentures

In August, 2010, in a series of transactions, the Company issued five unsecured, convertible debentures, aggregating  $500,000, with interest rates of 8% per annum and a maturity date of August 2013. The debentures are convertible into shares of the Company’s stock at conversion prices of  $0.50 per share.

Also, in August 2010, the Company issued a  $500,000 face amount unsecured, convertible debenture with an interest rate of 8% and a maturity date of August 2013. The debentures are convertible into shares of the Company’s stock at conversion prices of  $0.40 per share.  Interest on the above debenture is payable quarterly starting January 1, 2011. At the Company’s option, interest due may be settled in cash or shares of Company common stock.

The  $250,000 face amount, 14% convertible debenture with a maturity date of June 18, 2011, which at the option of the debenture holder had the option of being converted into a  $250,000 face amount, 8% convertible debenture with a maturity date of August 2013, was to be issued warrants to purchase 625,000 shares of common stock upon its conversion into the 8% convertible debenture. At December 31, 2010, the conversion contingency had not been satisfied and accordingly, no fair market value for the warrants was recorded at December 31, 2010.

Pursuant to the terms of the debentures, the Company has elected to issue common stock shares to satisfy the accrued interest due to the debenture holders on January 1, 2011.  The accrued interest at December 31, 2010 is convertible into 104,708 common stock shares at conversion rates ranging from  $0.40 to  $0.50 per share.  The Company’s closing stock price was  $1.50 on December 31, 2010. The resulting  $157,062 common stock share value has been recognized as interest expense and accrued interest at December 31, 2010. (See Note 14 - Subsequent Events)

Warrants

The Company granted common stock warrants to non-employee individuals and unrelated entities to purchase 300,000 and 1,400,000 shares of common stock in May and August 2010, respectively. At the date of grant, the warrants each had a life of 5 years and were valued at  $885,000 and  $4,130,000, respectively, using a Black-Scholes option-pricing model with the following assumptions:

Stock Price	$2.95
Expected Term	5 years
Expected Volatility	706%
Dividend Yield	0%
Risk-Free Interest Rate	1.61%

A summary of the warrant activity for the year ended December 31, 2010 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contracted Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2009	-	$-	-	$-
Granted	1,700,000	$1.00	4.62	$850,000
Exercised	-	$-	-	$-
Expired/Cancelled	-	$-	-	$-
Outstanding at December 31, 2010	1,700,000	$1.00	4.62	$850,000
Exercisable at December 31, 2010	1,700,000	$1.00	4.62	$850,000
Weighted Average Grant Date Fair Value		$1.30

The fair market value of the 300,000 warrants issued for non-employee services at grant date is  $885,000 and was expensed as share-based compensation non-employee for year ended December 31, 2010.

We determined that this transaction is subject to accounting under ASC 470-20 “Accounting for Convertible Debt Instruments That May Be Settled in Cash upon Conversion (Including Partial Cash Settlement”).   The fair market value of the 1,400,000 warrants issued in connection with the August 2010 issuance of  $1,000,000 principal amount unsecured, 8% convertible debentures at grant date is  $790,131. Accordingly, the derivative liability discount warrant value of  $790,131 has been recorded as additional paid-in capital and a contra account to the  $1,000,000 principal amount of the convertible debentures.

The debenture’s contractual coupon accrued interest at December 31, 2010 is  $58,233.  In accordance with the terms of the debentures, the Company has elected to issue shares of common stock to satisfy the accrued interest due to the debenture holders on January 1, 2011.  The accrued interest is convertible into 104,708 shares of common stock at conversion rates ranging from  $0.40 to  $0.50 per share.  The Company’s closing stock price was  $1.50 on December 31, 2010. The resulting  $157,062 common stock value has been recognized as interest expense and accrued interest at December 31, 2010.

At December 31, 2010, the unamortized debt discount was  $695,807. During the year ended December 31, 2010, the Company recognized a total of  $94,324 of interest expense from the amortization of the discount on the derivative liability component. The discount on the derivative liability component will be amortized using the effective interest method through August 13, 2013.  The total effective interest rate on the liability component was 14 percent. At December 31, 2009, the Company did not have convertible debentures with warrants issued and outstanding.

The following table summarizes the principal, debt discount and equity components of our convertible debentures derivative liability carrying amount:

December 31, 2010
Principal	$1,000,000
Unamortized debt discount	(695,807)
Net carrying amount	$304,193
Equity component (recognized in Additional paid-in capital)	$790,131

At December 31, 2010, the convertible debentures if-converted shares of common stock of 2,250,000, at rates ranging from  $0.40 to  $0.50 per share, have a value of  $3,375,000 that exceeds the principal amount of the convertible debentures by  $2,375,000 using the common stock closing price of  $1.50 per share.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments and Contingencies
4. Commitments and Contingencies

The Company may from time to time subject to various legal proceedings and claims arising in the ordinary course of business, including, but not limited to, ongoing examinations by the Internal Revenue Service (IRS). Consistent with SEC rules and requirements, we describe below material pending legal proceedings (other than ordinary routine litigation incidental to our business), material proceedings known to be contemplated by governmental authorities, other proceedings arising under federal, state, or local environmental laws and regulations (including governmental proceedings involving potential fines, penalties, or other monetary sanctions in excess of  $10,000) and such other pending matters that we may determine to be appropriate.

On June 23, 2011, we filed a complaint in the Superior Court of The State of California, County of Santa Clara against Evan Bines and Alpine Capital Partners, Inc., for (a) breach of oral contract and (b) negligent misrepresentation from the breach of a contract to provide at least  $2 million in financing for the Company conditional upon the Company completing a reverse merger with a public entity. We are asking the court in a jury trial for judgment against Evan Bines and Alpine Capital Partners, Inc. for (1) compensatory damages in an amount proven at trial, (2) the return of all unearned shares in the merged entity (now known as The PAWS Pet Company, Inc.) as compensation for the merger transaction, (3)consequential damages in an amount proven at trial, (4) interest commencing from the date of breach, (5) punitive and exemplary damage, (6) recoverable attorneys’ fees and (7) any other relief.

Except as noted above, the Company's management has not been made aware of or party to legal proceedings, IRS examinations or asserted claims the outcome of which, individually or collectively, will have a material adverse effect on the Company's financial condition, results of operations, or cash flow. The Company offers flight insurance to its customers at different levels of coverage. The Company is self-insured and has not accrued a reserve against potential loss.

11.   Commitments and Contingencies

Operating lease commitments

Rent expense charged to operations were  $254,897 and  $105,330 for the years ended December 31, 2010 and 2009, respectively. The Company had one lease agreement with a term in excess of one year at December 31, 2010. Future minimum lease payments under non-cancelable operating leases with initial or remaining terms in excess of one year at December 31, 2010, were:

Year End December 31,	Operating Leases
2011	$60,000
2012	60,000
2013	55,000
2014	-
2015	-
Thereafter	-
Total minimum lease payments	$175,000

Employment Agreements

The Company had no employment agreements at December 31, 2010.

Net loss per share	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Net Loss per Share
5. Net loss per share

The Company computes net loss per share in accordance with U.S. generally accepted accounting principles. Basic net loss per share is computed by dividing net loss attributable to common stockholders (numerator) by the weighted average number of common shares outstanding (denominator) during the period. Diluted net loss per share gives effect to all dilutive potential common shares outstanding during the period including stock options, warrants, and convertible debentures using the treasury stock method.

The following is a reconciliation of the weighted average number of common shares used to calculate basic net loss per share to the weighted average common and potential common shares used to calculate diluted net loss per share for the three and six months ended June 30, 2011 and 2010:

	Three months ended June 30,		Six months ended June 30,
	2011	2010 *	2011	2010 *
	(Unaudited)		(Unaudited)
Numerator:
Net loss, basic	$(14,425,262)	$(257,413)	$(16,040,519)	$(475,822)
Effect of interest expense and debt discount amortization	-	-	-	-
Net loss, dilutive	(14,425,262)	(257,413)	(16,040,519)	(475,822)
Denominator:
Weighted shares outstanding, basic	41,175,742	30,548,060	40,397,966	29,114,911
Effect of dilutive securities:
Convertible debentures and warrants (1)	-	-	-	-
Weighted shares outstanding, dilutive	41,175,742	30,548,060	40,397,966	29,114,911

Net loss per share, basic and dilutive	$(0.35)	$(0.01)	$(0.40)	$(0.02)

(1)
At June 30, 2011, excludes 24,618,282 shares for the three and six month periods, respectively, issuable upon conversion of outstanding debentures and exercise of warrants as the net effect is antidilutive.

*
For comparability during this reportable period, the shares in the denominator for the three and six month periods ended June 30, 2010 are present on a post-acquisition and post-share exchanged pro-forma basis.

10.   Net Loss per Share

Net loss per share is computed based on the weighted average number of shares of common stock and potentially dilutive securities assumed to be outstanding during the period using the treasury stock method. Potentially dilutive securities consist of our convertible debt securities, stock options and warrants to purchase common stock.

Description of the Business	12 Months Ended
Dec. 31, 2010
Description of the Business
1.  Description of the Business

The PAWS Pet Company, Inc., through its wholly-owned subsidiary, Pet Airways, Inc. operates the only airline designed specifically for the comfortable and safe transportation of pets where pets travel in the main cabin of the aircraft.  Pet owners book their pets on flights at our website (“www.petairways.com”) or can book with our agents by phone. Flights may be booked up to three months before the scheduled departure date. Payment for the flights is made with a credit card. On the day of the scheduled flight, the pet passengers are then dropped off at one of our facilities located at the airport, placed into a pet friendly carrier and then boarded on the aircraft. Pet passengers fly in the main cabin of our specially outfitted aircraft rather than flying in the cargo hole or flying as carry-on baggage under the seat, as required of a traditional commercial airline. We monitor the air quality and temperature of our aircraft ensuring that the pet passengers are safe and comfortable at all times throughout the flight and have an attendant on the flights who is responsible for checking the pet passengers during the flight. Upon arrival at the destination, the pet passenger is unloaded from the plane and can be picked up by the pet owner at one of our airport facilities. We currently serve nine cities in the United States in a coast to coast service.

The PAWS Pet Company, Inc. (formerly American Antiquities, Inc. or AAI) was originally incorporated in the State of Illinois on June 6, 2005. In August 2010, The PAWS Pet Company, Inc. completed an acquisition of Pet Airways, Inc. (Florida), a Florida corporation formed by the conversion of Panther Air Cargo, LLC, a limited liability company, pursuant to a Share Exchange Agreement (the “Acquisition”).  The Acquisition was accounted for as a recapitalization effected by a share exchange, wherein Pet Airways, Inc.  (Florida) is considered the acquirer for accounting and financial reporting purposes.  The assets and liabilities of the acquired entity have been brought forward at their book values, which were determined to be zero, goodwill was not recognized and the share exchange impact has been reflected in the opening balances of stockholders’ equity.

Following the Acquisition, we changed our name to Pet Airways, Inc. and moved our corporate headquarters from the state of Illinois to Florida. On July 27, 2011, we filed Articles of Amendment to our Articles of Incorporation to change our name to The PAWS Pet Company, Inc. and moved our corporate headquarters from the state of Florida to California.

Continuation of Company As A Going Concern

The Company has experienced net losses in each calendar quarter since our inception and, as of the year ended December 31, 2010, had an accumulated deficit of  $(6,065,008). The Company incurred a net loss to common stockholders of  $(4,055,905) during the year ended December 31, 2010. As a result of these conditions, the report of our independent registered accountants issued in connection with the audit of our consolidated financial statements as of and for our year ended December 31, 2010 contained a qualification raising a substantial doubt about our ability to continue as a going concern. Our consolidated financial statements do not include any adjustments that may result from the outcome of this uncertainty. If we cannot continue as a viable entity, our stockholders may lose some or all of their investment in us.

Property and Equipment	12 Months Ended
Dec. 31, 2010
Property and Equipment
3.  Property and Equipment

Property and equipment consist of the following at:

	For the Year Ended December 31,
	2010	2009
Equipment and furniture	$39,526	$25,190
Leasehold improvements	22,638	20,335
Lounge equipment	18,626	13,250
Website development	87,756	11,815
	168,546	70,590
Less: accumulated depreciation and amortization	(38,587)	(12,859)
Property and equipment, net	$129,959	$57,731

Depreciation and amortization expense was  $25,728 and  $9,207 for the years ended December 31, 2010 and 2009, respectively.

Private Placements	12 Months Ended
Dec. 31, 2010
Private Placements
5.  Private Placements

Common Stock Sale

During the calendar quarters ended March 31 and June 30, 2010, the Company sold an aggregate of 1,036,727 and 148,104, respectively, shares of common stock for cash proceeds of  $270,000.

In the calendar quarters ended December 31, 2010, the Company sold 4,000,000 shares of common stock at a price of  $0.50 per share for gross cash proceeds of  $2,000,000 to Daniel T. Zagorin Trust.  The closing market price on November 3, 2010 was  $2.25. The foregoing securities were sold in a private placement transaction pursuant to Section 4(2), Section 4(6), and Regulation D under the Securities Act of 1933, as amended and have not been registered in the United States under the Securities Act or in any other jurisdiction and may not be offered or sold in the United States absent a registration or an applicable exemption from the registration requirements.

Stock Options Plan	12 Months Ended
Dec. 31, 2010
Stock Options Plan
6.  Stock Options Plan

Stock Incentive Plan

The Company has a Stock Incentive Plan (the "Plan").  Under the Plan, at December 31, 2010 and 2009, the Company had 4,000,000 and zero shares, respectively, reserved for the issuance of stock options to employees, officers, directors and outside advisors.  Under the Plan, the options may be granted to purchase shares of the Company's common equity at fair market value, as determined by the Company's Board of Directors, at the date of grant.

The Company has not issued options under the Stock Incentive Plan as of December 31, 2010 and 2009.

Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information
8.  Segment Information

At December 31, 2010 and 2009, the Company operated in a single segment. Internally management reports the results of operations for that segment and the information disclosed herein materially represents all of the financial information related to the single operating segment.

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes
9.  Income Taxes

The provision (benefit) for income taxes for the year ended December 31, 2010 differs from the amount which would be expected as a result of applying the statutory tax rates to the income (losses) before income taxes due primarily to changes in the valuation allowance to fully reserve net deferred tax assets and also due to the fact that the Company was taxed as a partnership during January to July of 2010, resulting in no tax benefit or deferred tax asset during this period.

From August to the year ended December 31, 2010, the Company had deferred tax assets primarily consisting of its net operating loss carryforwards and capitalized start-up costs for tax purposes.  However, because of cumulative losses in several consecutive years, the Company has recorded a full valuation allowance such that its net deferred tax asset is zero.

With respect to tax years prior to the year ended December 31, 2010, the Company was taxed as a partnership.  Accordingly, all of the losses of the Company flow through to the members of the partnership and the Company has no deferred tax assets or loss carryforwards from this period.

Deferred tax assets are comprised of the following components:

	Years Ended December 31,
	2010	2009
Current:
Deferred state taxes	$(775)	$-
Accruals and reserves	14,382	-
	13,607	-

Non-current:
Property, equipment and capitalized start-up costs	120,379	-
Net operating loss carryforwards	782,724	-
Deferred state taxes	(48,691)	-
	854,412	-

Total deferred tax asset	868,019	-

Deferred tax asset valuation allowance	(868,019)	-
Net deferred tax asset	$-	$-

We must also make judgments whether the deferred tax assets will be recovered from future taxable income. To the extent that we believe that recovery is not likely, we must establish a valuation allowance. A valuation allowance has been established for deferred tax assets which we do not believe meet the “more likely than not” criteria. Our judgments regarding future taxable income may change due to changes in market conditions, changes in tax laws, tax planning strategies or other factors. If our assumptions and consequently our estimates change in the future, the valuation allowances we have established may be increased or decreased, resulting in a respective increase or decrease in income tax expense.

On July 13, 2006, the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, effective for fiscal years beginning after Dec. 15, 2006 ("FIN 48").  FIN 48 is intended to clarify the accounting for uncertainty in income taxes recognized in an enterprise's consolidated financial statements, in accordance with FASB Statement No. 109 (FASB ASC 740), Accounting for Income Taxes, by prescribing a more-likely-than-not (i.e., greater than 50% likelihood of receiving a benefit) threshold to recognize any benefit of a tax position taken or expected to be taken in a tax return. Tax positions that meet the recognition threshold are reported in the consolidated financial statements. The guidance further provides the benefit to be realized assuming a review by tax authorities having all relevant information and applying current conventions. The interpretation also clarifies the consolidated financial statements classification of tax related penalties and interest and set forth new disclosures regarding unrecognized tax benefits. The adoption of ASC 740-10 did not have a material impact on our consolidated financial results.

At December 31, 2010, the Company had available net operating loss carryforwards of approximately  $1,937,000 for federal income tax purposes.  Such carryforwards may be used to reduce consolidated taxable income, if any, in future years through their expiration in 2030 subject to limitations of Section 382 of the Internal Revenue Code, as amended.  Utilization of net operating loss carryforwards may be limited due to the ownership changes and the Company’s acquisitions.

The effective tax rate on income (loss) before income taxes differ from the federal income tax statutory rate for the following reasons:

	For the Years Ended December 31,
Tax rate reconciliation:	2010		2009
Tax at statutory U.S. tax rates	$(1,401,218)	34.00%	414,360	-34.00%
State income tax, net of federal benefit	(83,468)	2.03%	-
Stock compensation	303,129	-7.36%	-
Loss reported on Panther partnership	348,103	-8.45%	(414,360)	34.00%
Non-deductible expenses	78,925	-1.92%	-
Valuation allowance	754,529	-18.30%	-
Total income tax provision	$-	0.00%	$-	0.00%

Legal Proceedings	12 Months Ended
Dec. 31, 2010
Legal Proceedings
12.   Legal Proceedings

There were no ongoing legal proceedings nor is the Company aware of any material un-asserted claims for the year ended December 31, 2010.  From time to time, we may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business. The Company is currently not aware of any such legal proceedings or claims other than those mentioned above that it believes will have, individually or in the aggregate, a material adverse effect on its business, financial condition or operating results.

Going Concern Matters	12 Months Ended
Dec. 31, 2010
Going Concern Matters
13.  Going Concern Matters

The accompanying audited consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  We do not presently have adequate cash from operations or financing activities to meet our long-term financing needs.  As of December 31, 2010, we had  $1,511,057 in cash on hand to use in executing our business plan.  We will require additional working capital to continue our operations during the next 12 months and to support our long-term growth strategies, so as to enhance our service offerings and benefit from economies of scale. Our working capital requirements and the cash flow provided by future operating activities, if any, will vary greatly from quarter to quarter, depending on the volume of business and competition in the markets we serve. We may seek any necessary funding through one or more credit facilities, if available, or through the sale of debt or additional equity securities. However, there is no assurance that funding of any type would be available to us, or that it would be available at rates and on terms and conditions that would be financially acceptable and viable to us in the long term. If we are unable to raise any necessary additional financing when needed, we may be required to suspend operations, sell assets or enter into a merger or other combination with a third party, any of which could adversely affect the value of our common stock, or render it worthless. If we issue additional debt or equity securities, such securities may enjoy rights, privileges and priorities (including but not limited to coupon rates, conversion rights, rights to fixed or preferential dividends, anti-dilution rights or preference as to the distribution of assets upon a liquidation) superior to those enjoyed by holders of our common stock, thereby diluting the value of our common stock.

Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events
14.  Subsequent Events

On January 4, 2011, the Company issued 25,474 shares of common stock to Suburban Air to satisfy  $43,306 due from the Company for services in 2010.   The reduction to accounts payables and an increase in paid-in capital will be recorded in the first quarter of 2011.

On January 4, 2011, the Company settled with Keith M. McGruder, a consultant to the Company, to pay  $15,000 in fees and to issue 100,000 warrants with an exercise price of  $1.00.  The  $15,000 fee was recorded to accrue expense and consulting expense as of December 31, 2010.  The warrants were valued at  $150,000 or  $1.50 per warrant using a Black-Scholes option-pricing model with the following assumptions:

Stock Price	$1.50
Expected Term	3 years
Expected Volatility	717.9%
Dividend Yield	0%
Risk Free Interest Rate	1.26%

The  $150,000 value of the 100,000 warrants will be recorded as non-employee share-based compensation expense and increase in paid-in capital will be recorded in the first quarter of 2011.

On January 4, 2011, the Company issued 162,563 shares of common stock to James D. Dodrill, a consultant to the Company.  The shares are valued at the then  $1.50 quoted trading price of the Company’s common stock or  $243,845.  The  $243,845 is recognized as stock-based compensation expense non-employee and an accrued liability as of December 31, 2010. The reduction to accrued liability and an increase in paid-in capital will be recorded in the first quarter of 2011.

On January 7, 2011, Peter Orr elected to convert  $25,000 of his  $100,000 convertible debenture with the Company (see Note 9 - Debt Obligations). The Company issued 50,000 shares of common stock.  The per share exercise price of conversion was  $0.50 per share or  $25,000.  The  $25,000 share value will be recognized as an increase in paid-in capital in the first quarter of 2011.

On January 17, 2011, The Daniel T. Zagorin Trust elected to convert its  $500,000 convertible note with the Company (see Note 9 - Debt Obligations).  The Company issued 1,276,575 shares of common stock.  At the time of the conversion, the per share exercise price of conversion was  $0.40 per share or  $500,000.  The  $500,000 share value will be recognized as an increase in paid-in capital in the first quarter of 2011.

On January 18, 2011, Pam Seitz, a non-employee, was issued 902 shares of common stock to satisfy  $992 liability due from the Company.  The price per share was based on the Company’s closing stock price of  $1.10 on January 18, 2011. The  $992 is recognized as stock-based compensation expense non-employee and an accrued liability as of December 31, 2010. The reduction to accrued liability and an increase in paid-in capital will be recorded in the first quarter of 2011.

On February 4, 2011, David Leadbetter, a consultant to the Company, was issued 16,575 warrants for common stock in exchange for services.  The warrants have an exercise price of  $1.00.  The warrants were valued at  $19,061 or  $1.15 per warrant using a Black-Scholes option-pricing model with the following assumptions:

Stock Price	$1.15
Expected Term	3 years
Expected Volatility	717.9%
Dividend Yield	0%
Risk Free Interest Rate	1.31%

The fair market value of the warrants at grant date was recorded as share-based compensation expense non-employee and an increase in paid-in capital in the first quarter of 2011.

On February 14, 2011, the Company issued the unsecured, convertible debentures holders 104,708 shares of common stock to satisfy the accrued but unpaid interest expense of  $157,062 due on January 1, 2011.  The  $157,062 share value will be recognized as an increase in paid-in capital in the first quarter of 2011 (see Note 6 - Common Stock).

On February 15, 2011, the Company issued 8,545 shares of common stock to Kim Thornton, a consultant that provided services to the Company during 2010.  The shares are valued using a price of  $1.25 the closing quoted trading price of the Company’s common stock or  $10,681.  The  $10,681 share value will be recognized as stock-based compensation expense non-employee and an accrued liability as of the year ended December 31, 2010.  Upon issuance of the shares, a reduction to accrued liability and an increase in paid-in capital will be recorded in the first quarter of 2011.